Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards Expiration Period	The net operating loss carryforwards available for income tax purposes at October 31, 2016 amounts to approximately $94.0 million and expires between 2025 and 2035 for federal income taxes, and approximately $35.4 million for state income taxes, which primarily expires between 2014 and 2022.
Operating Loss Carryforwards, Limitations on Use	Utilization of the net operating loss carryforwards may be subject to a substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code. The annual limitation may result in the expiration of net operating loss carryforwards before utilization.
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (2,404)	$ 363
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	35,400
Federal Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 94,000